Annual Total Returns- Invesco Premier Portfolio (Resource) [BarChart] - Resource - Invesco Premier Portfolio - Resource Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total								0.90%	1.81%	2.11%